UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3864

                        Oppenheimer Balanced Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

                      Date of fiscal year end: September 30

           Date of reporting period: October 1, 2003 - March 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  March 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                                                          MARKET VALUE
                                                                                            SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--53.6%
-----------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.1%
-----------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.2%
TRW Automotive Holdings Corp. 1                                                             62,300       $   1,356,271
-----------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.7%
Brinker International, Inc. 1                                                              159,600           6,053,628
-----------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                           262,300           7,493,911
                                                                                                         --------------
                                                                                                            13,547,539

-----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.2%
Toll Brothers, Inc. 1                                                                      151,400           6,878,102
-----------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc. 1                                                                     94,900           2,375,347
                                                                                                         --------------
                                                                                                             9,253,449

-----------------------------------------------------------------------------------------------------------------------
MEDIA--5.4%
AMC Entertainment, Inc. 1                                                                  195,600           3,002,460
-----------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1                                                      99,400           3,255,350
-----------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                                                             1,063,400          11,644,230
-----------------------------------------------------------------------------------------------------------------------
Regal Entertainment Group                                                                   64,100           1,408,918
-----------------------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                                                           1,958,767          16,629,932
-----------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                                        183,900           7,210,719
                                                                                                         --------------
                                                                                                            43,151,609

-----------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Sears Roebuck & Co.                                                                        193,700           8,321,352
-----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.6%
Boise Cascade Corp.                                                                         64,517           2,235,514
-----------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                                            115,700           2,536,144
                                                                                                         --------------
                                                                                                             4,771,658

-----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.0%
-----------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.0%
Adolph Coors Co., Cl. B                                                                     30,400           2,111,280
-----------------------------------------------------------------------------------------------------------------------
Constellation Brands, Inc., Cl. A 1                                                        182,200           5,848,620
                                                                                                         --------------
                                                                                                             7,959,900

-----------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Tyson Foods, Inc., Cl. A                                                                   417,200           7,530,460
-----------------------------------------------------------------------------------------------------------------------
Unilever NV, NY Shares                                                                      41,300           2,867,872
                                                                                                         --------------
                                                                                                            10,398,332


                         9 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                          MARKET VALUE
                                                                                            SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.4%
Estee Lauder Cos., Inc. (The), Cl. A                                                        80,300       $   3,560,502
-----------------------------------------------------------------------------------------------------------------------
TOBACCO--1.3%
Altria Group, Inc.                                                                         184,500          10,046,025
-----------------------------------------------------------------------------------------------------------------------
ENERGY--3.7%
-----------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Halliburton Co.                                                                             56,800           1,726,152
-----------------------------------------------------------------------------------------------------------------------
Todco, Cl. A 1                                                                              92,600           1,351,960
                                                                                                         --------------
                                                                                                             3,078,112

-----------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.3%
BP plc, ADR                                                                                 69,100           3,537,920
-----------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                          24,300           1,413,045
-----------------------------------------------------------------------------------------------------------------------
Houston Exploration Co. 1                                                                   25,800           1,154,034
-----------------------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                                       12,600           1,573,691
-----------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                                         109,000           3,183,997
-----------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co. 1                                                             62,000           2,002,600
-----------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                       79,800           4,689,939
-----------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR 1                                                            36,500           3,358,000
-----------------------------------------------------------------------------------------------------------------------
Westport Resources Corp. 1                                                                  73,700           2,431,363
-----------------------------------------------------------------------------------------------------------------------
YUKOS, ADR                                                                                  50,079           3,007,745
                                                                                                         --------------
                                                                                                            26,352,334

-----------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.4%
-----------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Bank of New York Co., Inc. (The)                                                           118,300           3,726,450
-----------------------------------------------------------------------------------------------------------------------
UBS AG 1                                                                                    33,600           2,495,765
                                                                                                         --------------
                                                                                                             6,222,215

-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.7%
FleetBoston Financial Corp.                                                                199,400           8,953,060
-----------------------------------------------------------------------------------------------------------------------
SouthTrust Corp.                                                                           113,600           3,766,976
-----------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                         6,800             474,028
-----------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                               146,806           4,059,186
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                           75,300           4,267,251
                                                                                                         --------------
                                                                                                            21,520,501

-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.4%
CIT Group, Inc.                                                                             98,000           3,728,900
-----------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                            135,300           6,995,010
-----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                    140,600           5,898,170


                         10 | OPPENHEIMER BALANCED FUND

                                                                                                          MARKET VALUE
                                                                                            SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Merrill Lynch & Co., Inc.                                                                   36,500       $   2,173,940
                                                                                                         --------------
                                                                                                            18,796,020

-----------------------------------------------------------------------------------------------------------------------
INSURANCE--2.5%
Chubb Corp.                                                                                 68,200           4,742,628
-----------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                         76,000           2,435,800
-----------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                 131,000           5,866,180
-----------------------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                                        166,300           2,432,969
-----------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                      60,000           4,562,400
                                                                                                         --------------
                                                                                                            20,039,977

-----------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.0%
Developers Diversified Realty Corp.                                                         59,000           2,383,600
-----------------------------------------------------------------------------------------------------------------------
Host Marriott Corp. 1                                                                      458,900           5,864,742
                                                                                                         --------------
                                                                                                             8,248,342

-----------------------------------------------------------------------------------------------------------------------
HEALTH CARE--8.4%
-----------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.4%
MedImmune, Inc. 1                                                                          271,300           6,261,604
-----------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                      126,900           4,765,095
                                                                                                         --------------
                                                                                                            11,026,699

-----------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Beckman Coulter, Inc.                                                                       83,000           4,526,820
-----------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                               54,100           3,428,317
                                                                                                         --------------
                                                                                                             7,955,137

-----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.6%
Aetna, Inc.                                                                                 54,000           4,844,880
-----------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                                                          105,800           4,184,390
-----------------------------------------------------------------------------------------------------------------------
Province Healthcare Co. 1                                                                  281,900           4,482,210
-----------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                                                   659,400           7,358,904
                                                                                                         --------------
                                                                                                            20,870,384

-----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.4%
GlaxoSmithKline plc, ADR                                                                    85,500           3,415,725
-----------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                124,360           5,281,263
-----------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                               193,940           6,797,597
-----------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                      239,400           3,883,068
-----------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                                          70,600           4,476,746


                         11 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                          MARKET VALUE
                                                                                            SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Watson Pharmaceuticals, Inc. 1                                                              74,200       $   3,175,018
                                                                                                         --------------
                                                                                                            27,029,417

-----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--5.9%
-----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.4%
Boeing Co.                                                                                  52,600           2,160,282
-----------------------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                                  138,400           4,442,640
-----------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                   593,117           7,431,756
-----------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                               165,700           5,193,038
                                                                                                         --------------
                                                                                                            19,227,716

-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.8%
Brink's Co. (The)                                                                          100,000           2,758,000
-----------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                              661,600          16,136,424
-----------------------------------------------------------------------------------------------------------------------
ChoicePoint, Inc. 1                                                                         92,400           3,513,972
                                                                                                         --------------
                                                                                                            22,408,396

-----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Ltd.                                                                     69,200           1,982,580
-----------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.4%
Burlington Northern Santa Fe Corp.                                                          56,300           1,773,450
-----------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                                               45,600           1,793,448
                                                                                                         --------------
                                                                                                             3,566,898

-----------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--8.0%
-----------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.0%
Hewlett-Packard Co.                                                                        455,879          10,412,276
-----------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                      143,300          13,160,672
                                                                                                         --------------
                                                                                                            23,572,948

-----------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Flextronics International Ltd. 1                                                           472,700           8,139,894
-----------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.4%
Net2Phone, Inc. 1                                                                          633,600           3,294,720
-----------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.5%
CSG Systems International, Inc. 1                                                          158,100           2,716,158
-----------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd., Sponsored ADR                                                    14,500           1,184,650
                                                                                                         --------------
                                                                                                             3,900,808


                         12 | OPPENHEIMER BALANCED FUND

                                                                                                          MARKET VALUE
                                                                                            SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
Analog Devices, Inc.                                                                        54,500       $   2,616,545
-----------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                180,700           4,915,040
                                                                                                         --------------
                                                                                                             7,531,585

SOFTWARE--2.2%
Compuware Corp. 1                                                                          165,000           1,229,250
-----------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                            397,900           9,935,563
-----------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                      168,800           6,208,464
                                                                                                         --------------
                                                                                                            17,373,277

-----------------------------------------------------------------------------------------------------------------------
MATERIALS--1.6%
-----------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.9%
Dow Chemical Co.                                                                           102,500           4,128,700
-----------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                               80,600           2,991,872
                                                                                                         --------------
                                                                                                             7,120,572

-----------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.4%
Companhia Vale do Rio Doce, Sponsored ADR                                                   74,600           3,495,010
-----------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Bowater, Inc.                                                                               45,900           2,002,617
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
IDT Corp., Cl. B 1                                                                         306,500           6,175,975
-----------------------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group 1                                                            450,000               9,000
                                                                                                         --------------
                                                                                                             6,184,975

-----------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
AT&T Corp.                                                                                  75,400           1,475,578
-----------------------------------------------------------------------------------------------------------------------
UTILITIES--1.6%
-----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
AES Corp. (The) 1                                                                          534,000           4,555,020
-----------------------------------------------------------------------------------------------------------------------
PG&E Corp. 1                                                                                79,200           2,294,424
                                                                                                         --------------
                                                                                                             6,849,444

-----------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.7%
Kinder Morgan, Inc.                                                                         59,400           3,743,388
-----------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                               72,200           2,295,960
                                                                                                         --------------
                                                                                                             6,039,348
                                                                                                         --------------
Total Common Stocks (Cost $295,516,358)                                                                    427,672,141


                         13 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                          MARKET VALUE
                                                                                             UNITS          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc. Wts., Exp. 2/28/05 1,2 (Cost $0)                                    496       $          18

                                                                                         PRINCIPAL
                                                                                            AMOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--8.8%
-----------------------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%, 8/21/06                                                $   1,730,000           1,731,704
-----------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series 2003-A,
Cl. A2, 1.45%, 11/25/05                                                                  1,523,075           1,525,211
-----------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2003-2, Cl. A2A, 1.20%, 5/16/05                                                   1,511,935           1,512,965
-----------------------------------------------------------------------------------------------------------------------
Caterpillar Financial Asset Trust, Equipment Loan Pass-Through
Certificates, Series 2003-A, Cl. A2, 1.25%, 10/25/05                                     1,073,490           1,074,269
-----------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2003-A, Cl. AF1, 1.836%, 10/25/17                                                   208,660             208,785
Series 2003-B, Cl. AF1, 1.64%, 2/25/18                                                     429,986             430,088
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                                   1,577,032           1,580,944
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                                   1,074,684           1,077,103
-----------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2003-3, Cl. 1A1, 1.17%, 8/25/17 3                                                   749,112             749,437
Series 2003-4, Cl. 1A1, 1.21%, 9/25/17 3                                                 1,731,191           1,732,174
-----------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan
Pass-Through Certificates:
Series 2003-A, Cl. A2, 1.26%, 1/16/06                                                      625,368             625,911
Series 2003-B, Cl. A2, 1.287%, 3/15/06                                                     960,000             960,858
-----------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                                   1,430,000           1,478,395
-----------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized
Mtg. Obligations:
Series 2003-1, Cl. AF1, 1.94%, 1/25/33                                                     384,407             384,560
Series 2003-2, Cl. AF1, 1.19%, 5/25/33 3                                                   685,243             685,537
Series 2003-3, Cl. AF1, 1.21%, 8/25/33 2,3                                               1,156,051           1,156,506
-----------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2002-B, Cl. A2, 2.20%, 4/6/05                                                        15,784              15,796
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                                    2,890,000           2,895,662
Series 2003-B, Cl. A2, 1.61%, 7/8/06                                                     3,300,000           3,310,156
-----------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2003-A, Cl. A2A, 1.62%, 8/15/05                                       552,724             553,750
-----------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/16/07                                                      615,469             617,032
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                    2,192,308           2,197,490


                         14 | OPPENHEIMER BALANCED FUND

                                                                                         PRINCIPAL        MARKET VALUE
                                                                                            AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-1, Cl. A2, 1.46%, 9/19/05                                                $     970,845       $     972,137
Series 2003-2, Cl. A2, 1.34%, 12/21/05                                                   1,826,860           1,828,950
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                                    3,210,000           3,216,873
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                    2,830,000           2,837,755
-----------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06                                                   1,450,000           1,453,901
-----------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                                   1,819,958           1,834,476
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                                    2,410,000           2,416,563
-----------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07                                                    1,400,000           1,399,125
-----------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2003-A,
Cl. A2, 1.69%, 12/15/05                                                                  1,900,000           1,904,182
-----------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2003-A, Cl. A2, 1.45%, 5/16/05                                                    1,146,270           1,147,415
Series 2003-B, Cl. A2, 1.20%, 11/15/05                                                   2,970,000           2,972,077
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                                    1,580,000           1,581,895
-----------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities II, Inc., Home Equity Loan
Pass-Through Certificates, Series 2003-HS1, Cl. AI2, 1.19%, 1/25/33 3                      235,882             236,030
-----------------------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                                      603,540             610,227
Series 2003-A, Cl. A2, 1.28%, 8/15/05                                                    1,671,557           1,672,951
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                                    2,170,000           2,172,262
-----------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                                     923,101             929,048
Series 2003-1, Cl. A2, 1.22%, 4/17/06                                                    1,519,014           1,520,280
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                                    3,840,000           3,841,291
-----------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan
Receivable Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                                                   3,529,480           3,530,598
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                                    1,630,000           1,634,048
-----------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A2, 1.88%, 6/15/05                                                    1,179,249           1,181,452
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                                   3,090,000           3,094,504
                                                                                                         --------------
Total Asset-Backed Securities (Cost $70,394,728)                                                            70,492,373

-----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--26.0%
-----------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2003-EF1, Cl. A2, 1.49%, 12/20/05                                                   830,000             831,475
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae Whole Loan, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Trust 2003-W6, Cl. 2A1, 2.232%, 9/25/42                       2,673,138           2,674,145


                         15 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL        MARKET VALUE
                                                                                            AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 4/15/34 4                                                                        $   7,580,000       $   7,617,900
5.50%, 1/1/34                                                                              957,652             982,462
5.50%, 4/15/34 4                                                                         4,288,000           4,395,200
7%, 5/1/29-11/1/33                                                                       4,849,634           5,152,755
7%, 4/15/34 4                                                                           11,492,000          12,188,703
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations, Gtd
Multiclass Mtg. Participation Certificates, Series 1669, Cl. G, 6.50%, 2/15/23             943,325             961,082
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Mtg. Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                               103,688             103,875
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                      1,459,572           1,530,558
Series 2080, Cl. Z, 6.50%, 8/15/28                                                         976,792           1,014,645
Series 2387, Cl. PD, 6%, 4/15/30                                                         1,621,000           1,671,471
Series 2491, Cl. PE, 6%, 12/15/27                                                        1,290,000           1,307,334
Series 2498, Cl. PC, 5.50%, 10/15/14                                                       400,000             409,410
Series 2500, Cl. FD, 1.59%, 3/15/32 3                                                      602,082             607,069
Series 2526, Cl. FE, 1.49%, 6/15/29 3                                                      681,875             684,786
Series 2551, Cl. FD, 1.49%, 1/15/33 3                                                      584,165             586,448
Series 2551, Cl. TA, 4.50%, 2/15/18                                                      2,516,225           2,537,354
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, (7.082)%, 6/1/26 5                                                     933,757             140,356
Series 177, Cl. B, (9.301)%, 7/1/26 5                                                    1,599,665             238,396
Series 183, Cl. IO, (7.80)%, 4/1/27 5                                                    1,537,305             216,090
Series 184, Cl. IO, (5.714)%, 12/1/26 5                                                  1,512,016             217,075
Series 2130, Cl. SC, 32.35%, 3/15/29 5                                                   1,258,560             120,384
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Structured Pass-Through Securities,
Collateralized Mtg. Obligations:
Series H006, Cl. A1, 1.724%, 4/15/08                                                       221,310             220,984
Series T-42, Cl. A2, 5.50%, 2/25/42                                                        183,591             185,140
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 4/15/34 4                                                                           14,265,000          14,331,874
5.50%, 7/1/33-12/1/34                                                                    8,531,850           8,749,118
5.50%, 2/1/34-4/11/34 4                                                                 16,543,432          16,953,224
6%, 5/1/16                                                                               4,144,516           4,369,108
6.50%, 12/1/27-2/1/28                                                                    1,162,322           1,224,157
6.50%, 10/1/30-4/1/34 4                                                                 30,842,141          32,404,641
7%, 7/1/32-11/1/33                                                                       4,184,080           4,463,717
7%, 4/25/34 4                                                                           54,915,000          58,295,677
8.50%, 7/1/32                                                                              192,255             207,880


                         16 | OPPENHEIMER BALANCED FUND

                                                                                         PRINCIPAL        MARKET VALUE
                                                                                            AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                   $     839,497       $     853,262
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                       1,402,344           1,446,080
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                       1,217,334           1,246,834
Trust 2001-70, Cl. PD, 6%, 3/25/29                                                       1,240,000           1,262,504
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                       1,070,000           1,100,814
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                         430,000             440,082
Trust 2002-50, Cl. PD, 6%, 9/25/27                                                         950,000             970,222
Trust 2002-73, Cl. PA, 5%, 1/25/17                                                         964,539             970,270
Trust 2002-77, Cl. WF, 1.49%, 12/18/32 3                                                   975,855             979,083
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                    1,724,472           1,746,702
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                         564,726             576,579
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 9.188%, 4/25/32 5                                                 2,211,005             215,214
Trust 2002-51, Cl. S, 9.188%, 8/25/32 5                                                  2,030,051             194,548
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-52, Cl. SD, 13.61%, 9/25/32 5                                                 2,696,732             237,626
Trust 2002-9, Cl. MS, 9.507%, 3/25/32 5                                                  1,502,486             138,715
Trust 222, Cl. 2, (7.852)%, 6/1/23 5                                                     1,960,668             312,442
Trust 240, Cl. 2, (8.424)%, 9/1/23 5                                                     4,428,416             726,398
Trust 252, Cl. 2, (10.24)%, 11/1/23 5                                                    2,208,816             401,125
Trust 254, Cl. 2, (7.012)%, 1/1/24 5                                                     1,112,501             185,352
Trust 273, Cl. 2, (6.783)%, 7/1/26 5                                                       673,465             104,502
-----------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
4.375%, 3/20/26                                                                             70,187              71,337
7%, 4/15/26                                                                                539,153             576,477
7.50%, 5/15/27                                                                           2,289,725           2,467,082
-----------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security, Trust 2002-15, Cl. SM, 23.249%, 2/16/32 5                          2,027,731             209,238
-----------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                            1,362,000           1,608,368
-----------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg
Pass-Through Certificates:
Series 1996-B, Cl. 1, 6.996%, 4/25/26 2,3                                                   44,279              39,851
Series 1996-C1, Cl. F, 8.455%, 1/20/06 2,3                                                 250,000             247,500
-----------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg
Obligations Pass-Through Certificates, Series 2003-AR7, Cl. A1,
1.507%, 8/25/33 3                                                                          791,495             792,215
                                                                                                         --------------
Total Mortgage-Backed Obligations (Cost $207,163,360)                                                      207,714,915


                         17 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL        MARKET VALUE
                                                                                            AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--8.1%
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, Series EY06, 5.25%, 8/15/06                     $   2,476,000       $   2,662,408
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.875%, 12/15/06                                                                         1,685,000           1,719,099
4.50%, 1/15/13                                                                           1,270,000           1,307,300
4.875%, 11/15/13                                                                           945,000             992,121
5.50%, 7/15/06                                                                          17,200,000          18,578,477
6.625%, 9/15/09                                                                            475,000             554,278
6.875%, 9/15/10                                                                          1,000,000           1,189,453
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07                                                                           7,750,000           8,201,197
6%, 5/15/11                                                                              4,240,000           4,835,775
7.25%, 1/15/10-5/15/30                                                                   7,130,000           8,714,124
-----------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                                           685,000             754,752
7.125%, 5/1/30                                                                             603,000             765,912
Series C, 4.75%, 8/1/13                                                                    395,000             411,935
Series C, 6%, 3/15/13                                                                      380,000             432,407
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                                          2,978,000           3,246,952
6.50%, 11/15/26                                                                            510,000             627,579
STRIPS, 3.37%, 2/15/11 6                                                                 2,019,000           1,589,595
STRIPS, 3.86%, 2/15/13 6                                                                 2,098,000           1,476,388
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
1.875%, 1/31/06                                                                          1,161,000           1,169,074
3%, 2/15/09                                                                                794,000             802,871
4%, 2/15/14                                                                              2,607,000           2,642,033
5%, 2/15/11                                                                                275,000             303,660
5.25%, 5/15/04                                                                             135,000             135,728
5.75%, 8/15/10                                                                           1,131,000           1,298,883
                                                                                                         --------------
Total U.S. Government Obligations (Cost $63,272,609)                                                        64,412,001

-----------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
-----------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $735,869)                                 665,000             774,725

-----------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--8.9%
-----------------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93                         500,000             581,251
-----------------------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                                555,000             610,874
-----------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                        740,000             834,350
-----------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 3.85% Nts., 11/6/08                                          425,000             436,658
-----------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07                              1,200,000           1,365,382
-----------------------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                                    1,030,000           1,359,217
-----------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.80% Jr. Unsec. Sub. Nts., 2/15/10                                 500,000             607,815
-----------------------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                                       140,000             162,420
-----------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                                    770,000             864,325


                         18 | OPPENHEIMER BALANCED FUND

                                                                                         PRINCIPAL        MARKET VALUE
                                                                                            AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-----------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp.:
6.50% Nts., 2/15/12 8                                                                $   1,000,000       $   1,128,914
7.375% Sr. Nts., 9/27/10                                                                   730,000             867,431
-----------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 7.875% Nts., 12/15/05                                    1,070,000           1,173,605
-----------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7% Sr. Unsec. Sub. Nts., 7/15/04                              685,000             695,275
-----------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.:
5.875% Nts., 6/1/08                                                                        980,000           1,019,154
8.125% Unsec. Nts., Series B, 7/15/05                                                      335,000             358,369
-----------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                    1,000,000           1,209,676
-----------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.875% Unsec. Nts., 2/15/98                                               550,000             640,987
-----------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                                       399,000             442,469
-----------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                                          440,000             539,818
-----------------------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                                 230,000             238,548
-----------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                                     780,000             872,378
-----------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/15/11                                    710,000             812,950
-----------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 4.75% Unsec. Nts., 1/15/08                  1,525,000           1,591,449
-----------------------------------------------------------------------------------------------------------------------
Delphi Corp., 6.55% Nts., 6/15/06                                                          705,000             761,239
-----------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10                    1,050,000           1,291,015
-----------------------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04 1,2,9                                     1,400,000             350,000
-----------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                  725,000             883,808
-----------------------------------------------------------------------------------------------------------------------
DTE Energy Co.:
6% Sr. Unsec. Unsub. Nts., 6/1/04                                                          365,000             367,529
6.375% Sr. Nts., 4/15/33                                                                   855,000             863,818
-----------------------------------------------------------------------------------------------------------------------
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                                            295,000             330,433
8.375% Nts., 3/15/06                                                                       560,000             625,046
-----------------------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Nts., 4/1/07 7                                                        1,290,000           1,289,427
-----------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.50% Sr. Unsub. Nts., Series A, 11/15/06                               845,000             899,135
-----------------------------------------------------------------------------------------------------------------------
Ford Motor Co.:
7.70% Unsec. Debs., 5/15/97                                                                500,000             482,101
8.90% Unsec. Unsub. Debs., 1/15/32                                                         285,000             327,736
-----------------------------------------------------------------------------------------------------------------------
France Telecom SA:
9% Sr. Unsec. Nts., 3/1/11                                                                 690,000             844,069
9.50% Sr. Unsec. Nts., 3/1/31 3                                                            360,000             488,353
-----------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                              585,000             594,409
-----------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The), 6.90% Nts., 9/15/07                                                       695,000             774,925
-----------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875% Unsec. Unsub. Nts., 8/28/12                      1,980,000           2,142,099
-----------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                                     550,000             625,743
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 7.80% Sr. Unsec. Unsub. Nts., Series B, 1/28/10           500,000             605,635
-----------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06                         480,000             483,132


                         19 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL        MARKET VALUE
                                                                                            AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-----------------------------------------------------------------------------------------------------------------------
Health Net, Inc., 8.375% Sr. Unsec. Unsub. Nts., 4/15/11                             $     665,000       $     819,853
-----------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 7.625% Sr. Nts., 6/1/12                                               2,165,000           2,386,839
-----------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 13.08% Sr. Unsec. Disc. Nts., 12/31/09 6              800,000             372,000
-----------------------------------------------------------------------------------------------------------------------
Hutchison Whampoa International Ltd., 7.45% Sr. Bonds, 11/24/33 7                          685,000             719,584
-----------------------------------------------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09 1,2,9                        600,000                  --
-----------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 7                                     1,300,000           1,583,379
-----------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 1,2,9               250,000             230,000
-----------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                         810,000             910,536
-----------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                                1,255,000           1,450,011
-----------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc.:
0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 1,2,9                                             300,000              45,000
12.50% Sr. Nts., 4/15/10 1,2,9                                                             600,000             108,000
-----------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts., 9/25/06                                                   825,000             840,696
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.125% Nts., Series C, 1/15/09                                  960,000             991,170
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                         760,000             875,175
-----------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375% Sr. Unsec. Nts., 10/1/04                                515,000             525,097
-----------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                                        250,000             256,129
7.875% Sr. Unsec. Nts., 11/15/10                                                         1,070,000           1,295,797
-----------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                           870,000           1,029,779
-----------------------------------------------------------------------------------------------------------------------
Orbcomm Global LP, Escrow Shares, 8/15/04 2,10                                             155,000                  --
-----------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                                          510,000             637,500
-----------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 7                    620,000             618,924
-----------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 7                              1,215,000           1,602,047
-----------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 7                                1,285,000           1,628,481
-----------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings, 7.75% Unsec. Nts., 4/16/07                                           810,000             860,625
-----------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 8.375% Sr. Nts., 8/15/04                                                310,000             315,179
-----------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                          750,000             959,606
-----------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts., 7/15/05                                                 1,155,000           1,223,583
-----------------------------------------------------------------------------------------------------------------------
Safeway, Inc.:
2.50% Nts., 11/1/05                                                                        250,000             251,393
3.80% Sr. Unsec. Nts., 8/15/05                                                           1,515,000           1,550,395
-----------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                  725,000             919,645
-----------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 2                                    136,379             132,288
-----------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                 1,965,000           2,612,188
-----------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                                         680,000             795,600
-----------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA, 8.25% Sr. Unsec. Nts., 1/26/06                                     665,000             733,229
-----------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                                              695,000             896,651
-----------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                                  308,000             417,454


                         20 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL        MARKET VALUE
                                                                                            AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-----------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                             $     770,000       $     873,950
-----------------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
5.875% Unsec. Unsub. Nts., 11/1/04                                                         167,000             170,818
6.375% Nts., 10/15/11                                                                    1,000,000           1,095,426
6.75% Sr. Unsub. Nts., 2/15/11                                                           1,380,000           1,538,875
-----------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                  945,000           1,030,763
-----------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                                                       290,000             323,395
7.375% Sr. Unsub. Nts., 8/1/10                                                             650,000             766,832
-----------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                                      1,180,000           1,224,274
                                                                                                         --------------
Total Non-Convertible Corporate Bonds and Notes (Cost $68,143,311)                                          71,061,133

-----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--1.6%
-----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, COUNTS Corp. Sec. Credit Linked Nts., Series 2003-1,
2.89%, 1/7/05 2,3                                                                        4,250,000           4,208,775
-----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, TRAC-X NA High Yield T2 Credit Linked Bonds,
6.05%, 3/25/09 7                                                                         3,865,000           3,961,625
-----------------------------------------------------------------------------------------------------------------------
UBS AG, High Grade Credit Linked Nts., 2.753%, 12/10/04 2,3                              4,250,000           4,313,750
                                                                                                         --------------
Total Structured Notes (Cost $12,365,000)                                                                   12,484,150

-----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--10.8% 11
-----------------------------------------------------------------------------------------------------------------------
Undivided interest of 5.591% in joint repurchase agreement (Principal
Amount/Market Value $1,535,928,000, with a maturity value of $1,535,971,945)
with PaineWebber, Inc., 1.03%, dated 3/31/04, to be repurchased at $85,876,457 on 4/1/04, collateralized by Federal National Mortgage Assn., 4.50%,
10/1/33--3/1/34, with a value of $1,568,601,295 (Cost $85,874,000)                      85,874,000          85,874,000

-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $803,465,235)                                              117.9%        940,485,456
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                        (17.9)       (143,078,803)
                                                                                     ----------------------------------
NET ASSETS                                                                                   100.0%      $ 797,406,653
                                                                                     ==================================


                         21 | OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Identifies issues considered to be illiquid. See Note 9 of Notes to Financial Statements.

3. Represents the current interest rate for a variable or increasing rate security.

4. When-issued security to be delivered and settled after March 31, 2004. See
Note 1 of Notes to Financial Statements.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,657,461 or 0.46% of the Fund's net assets as of March 31, 2004.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $11,403,467 or 1.43% of the Fund's net assets as of March 31, 2004.

8. Securities with an aggregate market value of $1,128,914 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

9. Issue is in default. See Note 1 of Notes to Financial Statements.

10. Received as the result of issuer reorganization. Currently has minimal market value.

11. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         22 | OPPENHEIMER BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value (including cost and market value of $85,874,000 in repurchase agreements) (including securities loaned of approximately $44,406,000) (cost $803,465,235)
--see accompanying statement of investments                                                    $940,485,456
-----------------------------------------------------------------------------------------------------------
Cash                                                                                                 73,579
-----------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                                 45,248,900
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                        3,327,807
Shares of beneficial interest sold                                                                1,011,100
Investments sold on a when-issued basis                                                             525,347
Futures margins                                                                                     227,172
Swap contracts                                                                                       99,118
Other                                                                                                19,510
                                                                                               ------------
Total assets                                                                                    991,017,989

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                       45,248,900
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis                                                    147,087,671
Shares of beneficial interest redeemed                                                              502,141
Distribution and service plan fees                                                                  402,023
Trustees' compensation                                                                              141,660
Shareholder communications                                                                          108,337
Transfer and shareholder servicing agent fees                                                       101,567
Other                                                                                                19,037
                                                                                               ------------
Total liabilities                                                                               193,611,336

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     $797,406,653
                                                                                               ============

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                $648,195,924
-----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                 2,130,917
-----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                    9,935,658
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                               137,144,154
                                                                                               ------------
NET ASSETS                                                                                     $797,406,653
                                                                                               ============


                         23 | OPPENHEIMER BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $649,009,057 and
46,776,617 shares of beneficial interest outstanding)                                               $13.87
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)     $14.72
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $80,564,470 and 5,898,837 shares of
beneficial interest outstanding)                                                                    $13.66
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $62,428,945 and 4,552,402 shares of
beneficial interest outstanding)                                                                    $13.71
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $5,404,181 and 392,084 shares of
beneficial interest outstanding)                                                                    $13.78

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         24 | OPPENHEIMER BALANCED FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Interest                                                                    $ 4,751,140
----------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $96,927)                       2,973,828
----------------------------------------------------------------------------------------
Portfolio lending fees                                                           18,586
                                                                            ------------
Total investment income                                                       7,743,554

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                               2,672,526
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                         600,726
Class B                                                                         363,545
Class C                                                                         274,539
Class N                                                                          12,101
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                         405,929
Class B                                                                          94,458
Class C                                                                          50,316
Class N                                                                           8,399
----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                          38,912
Class B                                                                           9,368
Class C                                                                           4,120
Class N                                                                             424
----------------------------------------------------------------------------------------
Trustees' compensation                                                           17,968
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       8,938
----------------------------------------------------------------------------------------
Other                                                                            58,116
                                                                            ------------
Total expenses                                                                4,620,385
Less reduction to custodian expenses                                             (1,340)
Less voluntary waiver of transfer and shareholder servicing agent fees:
Class A                                                                         (26,168)
Class B                                                                          (1,925)
Class C                                                                            (818)
Class N                                                                             (26)
                                                                            ------------
Net expenses                                                                  4,590,108

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         3,153,446


                         25 | OPPENHEIMER BALANCED FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------------
Net realized gain on:
Investments (including premiums on options exercised)                       $ 36,549,300
Closing of futures contracts                                                   3,428,552
Closing and expiration of option contracts written                               428,486
Foreign currency transactions                                                    213,602
                                                                            -------------
Net realized gain                                                             40,619,940
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                   31,452,289
Translation of assets and liabilities denominated in foreign currencies          103,661
Futures contracts                                                             (1,251,588)
                                                                            -------------
Net change in unrealized appreciation                                         30,304,362

-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 74,077,748
                                                                            =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         26 | OPPENHEIMER BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS                  YEAR
                                                                          ENDED                 ENDED
                                                                 MARCH 31, 2004         SEPTEMBER 30,
                                                                    (UNAUDITED)                  2003
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                             $   3,153,446         $  10,168,008
------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                             40,619,940           (25,256,881)
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 30,304,362           137,802,225
                                                                  ------------------------------------
Net increase in net assets resulting from operations                 74,077,748           122,713,352

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                (890,848)           (9,895,590)
Class B                                                                      --              (549,555)
Class C                                                                      --              (411,935)
Class N                                                                  (2,442)              (26,078)
------------------------------------------------------------------------------------------------------
Tax return of capital distribution:
Class A                                                                      --            (1,438,201)
Class B                                                                      --              (158,899)
Class C                                                                      --              (105,519)
Class N                                                                      --                (4,407)

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                              12,287,361              (441,692)
Class B                                                               8,848,971                (9,391)
Class C                                                              10,171,700             7,175,471
Class N                                                               1,610,369             2,289,286

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total increase                                                      106,102,859           119,136,842
------------------------------------------------------------------------------------------------------
Beginning of period                                                 691,303,794           572,166,952
                                                                  ------------------------------------
End of period (including accumulated net investment income
(loss) of $2,130,917 and $(129,239), respectively)                $ 797,406,653         $ 691,303,794
                                                                  ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         27 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                           MARCH 31, 2004                                                               SEPT. 30,
CLASS A                                       (UNAUDITED)            2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  12.55        $  10.51      $  12.14      $  14.23      $  14.06      $  13.69
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .07             .21           .35           .43           .53           .54
Net realized and unrealized gain (loss)              1.27            2.08         (1.29)        (1.40)         1.21          1.59
                                                 -----------------------------------------------------------------------------------
Total from investment operations                     1.34            2.29          (.94)         (.97)         1.74          2.13
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.02)           (.22)         (.31)         (.38)         (.48)         (.54)
Tax return of capital distribution                     --            (.03)           --            --            --            --
Distributions from net realized gain                   --              --          (.38)         (.74)        (1.09)        (1.22)
                                                 -----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.02)           (.25)         (.69)        (1.12)        (1.57)        (1.76)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  13.87        $  12.55      $  10.51      $  12.14      $  14.23      $  14.06
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                  10.67%          21.98%        (8.58)%       (7.27)%       13.31%        16.29%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $649,009        $575,799      $483,311      $562,281      $639,648      $635,603
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $622,297        $523,477      $570,796      $626,251      $644,356      $660,113
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                0.99%           1.78%         2.84%         3.16%         3.71%         3.70%
Total expenses                                       1.06% 3,4       1.11% 3       1.15% 3       1.01% 3       1.13% 3       1.09% 3
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                32%            205%           31%           40%           33%           15%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         28 | OPPENHEIMER BALANCED FUND

                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                           MARCH 31, 2004                                                               SEPT. 30,
CLASS B                                       (UNAUDITED)            2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  12.40        $  10.38      $  12.01      $  14.08      $  13.93      $  13.57
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .01             .09           .25           .31           .41           .41
Net realized and unrealized gain (loss)              1.25            2.07         (1.29)        (1.36)         1.19          1.58
                                                 -----------------------------------------------------------------------------------
Total from investment operations                     1.26            2.16         (1.04)        (1.05)         1.60          1.99
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   --            (.11)         (.21)         (.28)         (.36)         (.41)
Tax return of capital distribution                     --            (.03)           --            --            --            --
Distributions from net realized gain                   --              --          (.38)         (.74)        (1.09)        (1.22)
                                                 -----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        --            (.14)         (.59)        (1.02)        (1.45)        (1.63)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  13.66        $  12.40      $  10.38      $  12.01      $  14.08      $  13.93
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                  10.16%          20.91%        (9.38)%       (7.96)%       12.30%        15.35%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 80,564        $ 64,944      $ 54,757      $ 63,487      $ 66,777      $ 68,875
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 72,730        $ 57,836      $ 64,702      $ 67,959      $ 66,956      $ 73,673
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                0.04%           0.81%         2.02%         2.37%         2.92%         2.85%
Total expenses                                       2.02% 3,4       2.08% 3       1.97% 3       1.81% 3       1.94% 3       1.93% 3
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                32%            205%           31%           40%           33%           15%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         29 | OPPENHEIMER BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                           MARCH 31, 2004                                                               SEPT. 30,
CLASS C                                       (UNAUDITED)            2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  12.44        $  10.42      $  12.06      $  14.13      $  13.97      $  13.61
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .02             .11           .24           .31           .41           .42
Net realized and unrealized gain (loss)              1.25            2.06         (1.29)        (1.37)         1.20          1.57
                                                 -----------------------------------------------------------------------------------
Total from investment operations                     1.27            2.17         (1.05)        (1.06)         1.61          1.99
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   --            (.12)         (.21)         (.27)         (.36)         (.41)
Tax return of capital distribution                     --            (.03)           --            --            --            --
Distributions from net realized gain                   --              --          (.38)         (.74)        (1.09)        (1.22)
                                                 -----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        --            (.15)         (.59)        (1.01)        (1.45)        (1.63)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  13.71        $  12.44      $  10.42      $  12.06      $  14.13      $  13.97
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                  10.21%          20.98%        (9.41)%       (8.00)%       12.35%        15.28%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 62,429        $ 47,212      $ 33,300      $ 36,171      $ 38,522      $ 38,978
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 54,950        $ 38,407      $ 37,412      $ 39,030      $ 38,597      $ 43,701
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                0.12%           0.90%         2.03%         2.37%         2.92%         2.85%
Total expenses                                       1.92% 3,4       1.98% 3       1.96% 3       1.81% 3       1.94% 3       1.93% 3
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                32%            205%           31%           40%           33%           15%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         30 | OPPENHEIMER BALANCED FUND

                                                             SIX MONTHS                                                     YEAR
                                                                  ENDED                                                    ENDED
                                                         MARCH 31, 2004                                                SEPT. 30,
CLASS N                                                     (UNAUDITED)               2003               2002             2001 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   12.49          $   10.48          $   12.13          $   13.67
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                               .05                .20                .39                .24
Net realized and unrealized gain (loss)                            1.25               2.01              (1.38)             (1.48)
                                                              --------------------------------------------------------------------
Total from investment operations                                   1.30               2.21               (.99)             (1.24)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               (.01)              (.17)              (.28)              (.30)
Tax return of capital distribution                                   --               (.03)                --                 --
Distributions from net realized gain                                 --                 --               (.38)                --
                                                              --------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                    (.01)              (.20)              (.66)              (.30)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   13.78          $   12.49          $   10.48          $   12.13
                                                              ====================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                10.38%             21.27%             (8.94)%            (9.30)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $   5,404          $   3,349          $     798          $      95
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $   4,848          $   1,604          $     454          $      12
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                              0.46%              1.24%              2.49%              5.81%
Total expenses                                                     1.60%              1.76%              1.48%              1.32%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses                                     N/A 4,5           1.62%               N/A 4              N/A 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              32%               205%                31%                40%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         31 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Balanced Fund (the Fund), formerly Oppenheimer Multiple Strategies Fund, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high total investment return consistent with preservation of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in index-linked structured notes whose principal and/or interest depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2004,


                         32 | OPPENHEIMER BALANCED FUND
the market value of these securities comprised 1.6% of the Fund's net assets, and resulted in unrealized gains of $119,150.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such purchases while remaining substantially fully invested. As of March 31, 2004, the Fund had entered into net when issued commitments of $146,562,324.

      In connection with its ability to purchase securities on a when issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as fee income or realized gain (loss) on investments.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2004, securities with an aggregate market value of $733,000, representing 0.09% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                         33 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily due to the recognition of paydown gains and losses as capital gain or loss for tax purposes and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2004 and the year ended September 30, 2003, the Fund used $24,497,839 and $0, respectively, of carryforward to offset capital gains realized.

As of September 30, 2003, the Fund had available for federal income tax purposes post-October losses of $20,597,738 and unused capital loss carryforwards as follows:


                         34 | OPPENHEIMER BALANCED FUND

                          EXPIRING
                          --------------------------
                          2009            $   28,532
                          2011             3,871,569
                                          ----------
                          Total           $3,900,101*
                                          ==========

*Includes $28,532 from capital loss carryforward acquired in the September 4, 2003 merger with Oppenheimer Select Managers QM Active Balanced Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2004, the Fund's projected benefit obligations were increased by $6,886 and payments of $10,442 were made to retired trustees, resulting in an accumulated liability of $121,974 as of March 31, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                         35 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                SIX MONTHS ENDED MARCH 31, 2004           YEAR ENDED SEPTEMBER 30, 2003
                                    SHARES               AMOUNT             SHARES               AMOUNT
--------------------------------------------------------------------------------------------------------
CLASS A
Sold                             3,369,975         $ 45,414,441          4,105,517         $ 47,076,255
Dividends and/or
distributions reinvested            57,107              798,338            867,685           10,173,237
Acquisition-Note 11                     --                   --            460,912            5,789,058
Redeemed                        (2,517,425)         (33,925,418)        (5,572,268)         (63,480,242)
                                ------------------------------------------------------------------------
Net increase (decrease)            909,657         $ 12,287,361           (138,154)        $   (441,692)
                                ========================================================================

--------------------------------------------------------------------------------------------------------
CLASS B
Sold                             1,506,159         $ 20,018,018          1,845,061         $ 21,105,571
Dividends and/or
distributions reinvested                --                   --             56,269              654,993
Acquisition-Note 11                     --                   --             61,992              768,077
Redeemed                          (845,005)         (11,169,047)        (2,000,366)         (22,538,032)
                                ------------------------------------------------------------------------
Net increase (decrease)            661,154         $  8,848,971            (37,044)        $     (9,391)
                                ========================================================================

--------------------------------------------------------------------------------------------------------
CLASS C
Sold                             1,054,723         $ 14,094,971          1,252,468         $ 14,407,664
Dividends and/or
distributions reinvested                --                   --             40,146              469,075
Acquisition-Note 11                     --                   --             93,553            1,163,802
Redeemed                          (296,046)          (3,923,271)          (787,972)          (8,865,070)
                                ------------------------------------------------------------------------
Net increase                       758,677         $ 10,171,700            598,195         $  7,175,471
                                ========================================================================

--------------------------------------------------------------------------------------------------------
CLASS N
Sold                               248,076         $  3,303,764            170,483         $  1,997,262
Dividends and/or
distributions reinvested               173                2,417              2,505               29,692
Acquisition-Note 11                     --                   --             47,795              597,438
Redeemed                          (124,270)          (1,695,812)           (28,893)            (335,106)
                                ------------------------------------------------------------------------
Net increase                       123,979         $  1,610,369            191,890         $  2,289,286
                                ========================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2004, were $264,049,271 and $208,728,509, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager are in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the


                         36 | OPPENHEIMER BALANCED FUND
next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets in excess of $1.5 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2004, the Fund paid $545,805 to OFS for services to the Fund.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2004 for Class B, Class C and Class N shares were $2,779,141, $1,132,966 and $83,762, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance,


                         37 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                            CLASS A           CLASS B           CLASS C          CLASS N
                          CLASS A        CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT
                        FRONT-END          DEFERRED          DEFERRED          DEFERRED         DEFERRED
                    SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES
SIX MONTHS            RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY
ENDED                 DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
March 31, 2004           $200,126              $387           $68,392            $2,728             $610

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of March 31, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.


                         38 | OPPENHEIMER BALANCED FUND

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2004, the Fund had outstanding futures contracts as follows:

                                                                                                  UNREALIZED
                                    EXPIRATION       NUMBER OF         VALUATION AS OF          APPRECIATION
CONTRACT DESCRIPTION                     DATES       CONTRACTS          MARCH 31, 2004        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                        6/21/04             233             $26,576,563             $ 396,298
U.S. Treasury Nts., 10 yr              6/21/04             327              37,737,844                78,266
                                                                                                   ----------
                                                                                                     474,564
                                                                                                   ----------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr               6/30/04              65              13,986,172               (37,119)
U.S. Treasury Nts., 5 yr               6/21/04             263              29,866,938              (414,392)
                                                                                                   ----------
                                                                                                    (451,511)
                                                                                                   ----------
                                                                                                   $  23,053
                                                                                                   ==========

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction.


                         39 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY Continued

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended March 31, 2004 was as follows:

                                                         CALL OPTIONS
                                   -----------------------------------
                                   NUMBER OF                AMOUNT OF
                                   CONTRACTS                 PREMIUMS
----------------------------------------------------------------------
Options outstanding as of
September 30, 2003                     6,826              $ 1,028,982
Options closed or expired             (2,929)                (428,486)
Options exercised                     (3,897)                (600,496)
                                      --------------------------------
Options outstanding as of
March 31, 2004                            --              $        --
                                      ================================

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).


                         40 | OPPENHEIMER BALANCED FUND

As of March 31, 2004, the Fund had entered into the following total return swap agreements:

                                             PAID BY         RECEIVED BY
                                         THE FUND AT         THE FUND AT
                           NOTIONAL        MARCH 31,           MARCH 31,     TERMINATION      UNREALIZED
SWAP COUNTERPARTY            AMOUNT             2004                2004            DATE    APPRECIATION
--------------------------------------------------------------------------------------------------------
                                           One-Month            Value of
                                          LIBOR less     total return of
                                            50 basis     Lehman Brothers
Deutsche Bank AG        $11,582,889           points          CMBS Index         6/30/04         $99,118

--------------------------------------------------------------------------------
9. ILLIQUID SECURITIES

As of March 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of March 31, 2004 was $10,831,688, which represents 1.36% of the Fund's net assets.

--------------------------------------------------------------------------------
10. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of March 31, 2004, the Fund had on loan securities valued at approximately $44,406,000. Cash of $45,248,900 was received as collateral for the loans, and has been invested in approved instruments.

--------------------------------------------------------------------------------
11. ACQUISITION OF OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

On September 4, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers QM Active Balanced Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers QM Active Balanced Fund shareholders on August 29, 2003. The Fund issued (at an exchange ratio of 0.743061 for Class A, 0.748082 for Class B, 0.746018 for Class C and 0.746337
for Class N of the Fund to one share of Oppenheimer Balanced Fund) 460,912, 61,992, 93,553 and 47,795 shares of beneficial interest for Class A, Class B, Class C and Class N, respectively, valued at $5,789,058, $768,077, $1,163,802 and $597,438 in exchange for the net assets, resulting in combined Class A net assets of $576,426,341, Class B net assets of $63,310,584,


                         41 | OPPENHEIMER BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11. ACQUISITION OF OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND Continued

Class C net assets of $45,976,371 and Class N net assets of $2,902,200 on September 4, 2003. The net assets acquired included net unrealized appreciation of $535,545 and unused capital loss carryforward of $28,532 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
12. BORROWING AND LENDING ARRANGEMENTS

The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.

      The Fund had no interfund borrowings or loans outstanding during the six months ended or at March 31, 2004.


                         42 | OPPENHEIMER BALANCED FUND

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                         43 | OPPENHEIMER BALANCED FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of March 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)